Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 3 — Significant Accounting Policies

The accounting policies set out below have been applied consistently for all periods presented in these consolidated financial statements.

A.	Cash and cash equivalent

Cash equivalents are short-term, highly liquid investments that are readily convertible to cash with a maturity of three months or less at the date of acquisition, to be cash equivalents.

B.	Short-term bank deposit

Short-term bank deposits are deposits with maturities of more than three months and less than one year. As of December 31, 2022, the Company’s bank deposits are denominated mainly in U.S. dollars and bears yearly interest at weighted average rates of 2.3%-6.30%. Short-term bank deposits are presented at their cost, including accrued interest.

C.	Property, plant and equipment

(1)	Recognition and measurement

Property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

Gain and loss on disposal of a property, plant and equipment item is determined by comparing the net proceeds from disposal with the carrying amount of the asset, and is recognized in profit or loss.

(2)	Subsequent costs

The cost of replacing property, plant and equipment and other subsequent expenses is capitalized if it is probable that the future economic benefits associated with them will flow to the Company and their cost can be measured reliably.

(3)	Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost, less its residual value.

An asset is depreciated from the date it is ready for use, meaning the date it reaches the location and condition required for it to operate in the manner intended by management.

Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each part of the property, plant and equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

Annual depreciation rates are:

%
Computers and peripherals and equipment	33
Office furniture and equipment	7 – 15
Leasehold improvements	The shorter of the lease term and the useful life

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

D.	Financial instruments

(1)	Non-derivative financial assets

Initial recognition and measurement of financial assets

The Company initially recognizes receivables and debt instruments issued on the date that they are created. All other financial assets are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Company to the cash flows from the asset expire, or the Company transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset were transferred. When the Company retains substantially all of the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category

Financial assets are classified at initial recognition to one of the following measurement categories: amortized cost; fair value through other comprehensive income – investments in debt instruments; fair value through other comprehensive income – investments in equity instruments; or fair value through profit or loss.

Financial assets are not reclassified in subsequent periods unless, and only if, the Company changes its business model for the management of financial debt assets, in which case the affected financial debt assets are reclassified at the beginning of the period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated at fair value through profit or loss:

-	It is held within a business model whose objective is to hold assets so as to collect contractual cash flows; and

-	The contractual terms of the financial asset give rise to cash flows representing solely payments of principal and interest on the principal amount outstanding on specified dates.

The Company has balances of other receivables and deposits that are held within a business model whose objective is collecting contractual cash flows. The contractual cash flows of these financial assets represent solely payments of principal and interest that reflects consideration for the time value of money and the credit risk. Accordingly, these financial assets are measured at amortized cost.

Subsequent measurement and gains and losses

Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

(2)	Non-derivative financial liabilities

Non-derivative financial liabilities include finance lease liabilities, trade and other payables.

Initial recognition of financial liabilities

Financial liabilities are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Subsequent measurement of financial liabilities

Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Transaction costs directly attributable to an expected issuance of an instrument that will be classified as a financial liability are recognized as an asset in the framework of deferred expenses in the consolidated statement of financial position. These transaction costs are deducted from the financial liability upon its initial recognition or are amortized as financing expenses in the statement of profit or loss and when the issuance is no longer expected to occur.

Derecognition of financial liabilities

Financial liabilities are derecognized when the obligation of the Company, as specified in the agreement, expires or when it is discharged or cancelled.

Offset of financial instruments

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

(3)	Derivative financial liabilities

Measurement of derivative financial instruments

Derivatives are recognized initially at fair value. Attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are recognized in profit or loss, as financing income or expense.

(4)	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of the shares are recognized as a deduction from equity.

Issuance of parcel of securities

The consideration received from the issuance of a parcel of securities is attributed initially to financial liabilities that are measured each period at fair value through profit or loss, and then to financial liabilities that are measured only upon initial recognition at fair value. The remaining amount is the value of the equity component.

Direct issuance costs are attributed to the specific securities in respect of which they were incurred, whereas joint issuance costs are attributed to the securities on a proportionate basis according to the allocation of the consideration from the issuance of the parcel, as described above.

E.	Research and Development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures, including patent registration costs, are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset.

As of December 31, 2022, no development expenditures have met the recognition criteria and thus the Company expensed all of its development expenditures as incurred.

F.	Impairment of non-financial assets

Assets that are subject to depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and its value in use. For the purposes of assessing impairment, assets are grouped together into the smallest group of assets that generates separately identifiable cash flows (cash-generating units).

The carrying amounts of the Company’s non-financial assets reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

G.	Employee benefits

(1)	Post-employment benefits

The Company’s liability for severance pay for its employees is calculated pursuant to Israeli Severance Pay Law (1963) (the “Severance Pay Law”). The Company’s liability is covered by monthly deposits with severance pay funds and insurance policies. For all of the Company’s employees, the payments to pension funds and to insurance companies exempt the Company from any obligation towards its employees, in accordance with Section 14 of the Severance Pay Law, which is accounted for as a defined contribution plan. Accumulated amounts in pension funds and in insurance companies are not under the Company’s control or management and, accordingly, neither those amounts nor the corresponding accrual for severance pay are presented in the consolidated statements of financial position.

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees. Contributions to a defined contribution plan that are due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.

The Company has a defined contribution plan in respect of the Company’s liability to pay the savings component of provident funds and in respect of those of its employees who are subject to Section 14 of the Severance Pay Law – 1963.

(2)	Share based payment

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at the grant date. The fair value is determined using an acceptable option pricing model.

As for other service providers, the cost of each transactions is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration for equity instruments cannot be measured, such goods or services are measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period in which the performance and/or service conditions are satisfied, ending on the date on which the relevant employees become fully entitled to the award (the “vesting period”).

The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

The expense or income recognized in profit or loss represents the change between the cumulative expense recognized at the end of the reporting period and the cumulative expense recognized at the end of the previous reporting period.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vested irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

If the Company modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

H.	Loss per share

The Company presents basic and diluted loss per share for its ordinary shares. Basic loss per share is calculated by dividing the loss attributable to holders of ordinary shares of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is determined by adjusting the loss attributable to holders of ordinary shares of the Company and the weighted average number of ordinary shares outstanding, for the effects of all dilutive potential ordinary shares.

I.	Provisions

A provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

When the Company expects part or all of the expense to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense is recognized in the statement of profit or loss net of any reimbursement.

J.	Income tax

Income tax includes current and deferred tax. Current tax is the expected tax payable (or receivable) on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date.

A provision for uncertain tax positions, or reduction in deferred tax asset, is recognized when it is more probable than not that the Company will have to use its economic resources to pay the obligation.

Deferred tax is recognized for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that there will be future taxable profits against which such tax benefits can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

As of December 31, 2022, no deferred tax assets have been recorded since it is not probable that the Company will have future taxable income against which any tax losses, benefits or deductible temporary differences can be utilized.

K.	Financing income and expenses

Financing income includes interest income and foreign currency gains or losses and revaluation of liability measured in fair value through profit or loss. Interest income is recognized as it accrues using the effective interest method. Financing expense includes mainly bank charges, interest of lease liability and foreign currency losses. Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either financing income or financing expenses, depending on whether foreign currency movements are in a net gain or net loss position.

Interest income or expense is recognized using the effective interest method. Generally, in calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the financial asset or to the amortized cost of the financial liability, as applicable.

L.	Leases

During the reporting period, International Financial Reporting Standard 16, Leases (hereinafter: “IFRS 16” or “the standard”) become applicable to the Company’s consolidated financial statements.

In accordance with IFRS 16, the Company recognizes a right-of-use asset and a lease liability at the commencement of the lease contract for all the leases in which the Company has a right to control identified assets for a specified period of time, other than exceptions specified in the standard. Accordingly, the Company recognizes depreciation and amortization expenses in respect of a right-of-use asset, tests a right-of-use asset for impairment in accordance with IAS 36 and recognizes financing expenses on a lease liability. Therefore, as from the date of January 1, 2022, lease payments relating to assets leased under an operating lease, which were presented as part of general and administrative expenses in the income statement, are capitalized to assets and written down as depreciation and amortization expenses.

On January 1, 2022, as a result of entering into a new lease agreement, the Company recognized a liability at the present value of the balance of future lease payments discounted at its incremental borrowing rate at that date calculated according to the average duration of the lease period which was 6% basis, and concurrently recognized a right-of-use asset at the same amount of the liability.

Furthermore, the Company apply the following expedients:

Applying the practical expedient regarding the recognition and measurement of short-term leases, for both leases that end within 12 months from the date of initial application and leases for a period of up to 12 months from the date of their commencement for all groups of underlying assets to which the right-of-use relates;

Presented hereunder are the main accounting policies following the application of IFRS 16 :

Contracts that award the Company control over the use of a leased asset for a period of time in exchange for consideration, are accounted for as leases. Upon initial recognition, the Company recognizes a liability at the present value of the balance of future lease payments, and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease.

Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model, and depreciated over the shorter of the lease term or useful life of the asset, which is 4 years.

The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

Variable lease payments

Variable lease payments that depend on an index or a rate, are initially measured using the index or rate existing at the commencement of the lease and are included in the measurement of the lease liability. When the cash flows of future lease payments change as the result of a change in an index or a rate, the balance of the liability is adjusted against the right-of-use asset.

Other variable lease payments that are not included in the measurement of the lease liability are recognized in profit or loss in the period in which the event or condition that triggers payment occurs. In 2022 and 2021 the effect of an increase in index were immaterial and as such the Company didn’t update the balance of the lease liability against the right-of-use asset.

M.	Subsidiary

Subsidiary is an entity controlled by the Company. The financial statements of subsidiary are included in the consolidated financial statements from the date that control commences until the date that control is lost. Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.